Investments In Unconsolidated Affiliates - Additional Information (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
DCP Sand Hills Pipeline, LLC
Investments in and Advances to Affiliates [Line Items]
Carrying amount of the investment and the underlying equity (deficit)	$ 662	$ 677
DCP Southern Hills Pipeline, LLC
Investments in and Advances to Affiliates [Line Items]
Carrying amount of the investment and the underlying equity (deficit)	148	152
Discovery Producer Services LLC
Investments in and Advances to Affiliates [Line Items]
Carrying amount of the investment and the underlying equity (deficit)	20	24
Front Range Pipeline LLC
Investments in and Advances to Affiliates [Line Items]
Carrying amount of the investment and the underlying equity (deficit)	5	5
Texas Express Pipeline LLC
Investments in and Advances to Affiliates [Line Items]
Carrying amount of the investment and the underlying equity (deficit)	3	3
Mont Belvieu 1 Fractionator
Investments in and Advances to Affiliates [Line Items]
Carrying amount of the investment and the underlying equity (deficit)	$ 2	$ 3